Convertible Preferred Stock and Preferred Stock Warrants - Dividends & Conversion (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) item
Temporary Equity [Line Items]
Dividend rate per share (as a percent)	8.00%
Maximum aggregate gross proceeds from public offering | $	$ 50.0
Series B Preferred stock
Temporary Equity [Line Items]
Original Issue Price, Number of times of original issue price, Maximum	1
Series C Preferred stock
Temporary Equity [Line Items]
Original Issue Price, Number of times of original issue price, Maximum	1